Schedule of account and other payables (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Account payable	$ 6,202,668	$ 8,251,166
Payroll Payable	43,340	43,530
Other payables	2,028,211	1,823,350
Total	$ 8,274,219	$ 10,118,046